Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following schedule summarizes net income from discontinued operations (in millions):

	Years Ended December 31,
	2014	2013	2012
Operating revenues:
Operating revenues	$6.8	$42.1	$53.1
Operating revenues - affiliates	10.5	84.6	152.0
Total operating revenues	17.3	126.7	205.1

Operating expenses:
Operating expenses:	15.7	130.3	213.2
Total operating expenses	15.7	130.3	213.2

Income (loss) before income taxes	1.6	(3.6)	(8.1)
Income tax provision (benefit)	0.6	(1.3)	(2.9)
Net income (loss)	1.0	(2.3)	(5.2)
Net income attributable to non-controlling interest	—	(1.3)	(1.1)
Net income (loss) including non-controlling interest	$1.0	$(3.6)	$(6.3)

The following table presents the main classes of assets and liabilities associated with the Partnership's discontinued operations at December 31, 2013. There were no assets and liabilities associated with discontinued operations at December 31, 2014:

December 31, 2013
(in millions)
Inventories	$0.2
Other current assets	0.2
Total current assets	0.4
Property, plant & equipment	72.3
Total assets	$72.7

Accounts payable	$3.2
Other current liabilities	1.1
Total current liabilities	4.3
Asset retirement obligations	7.1
Deferred income taxes	25.3
Other long-term liabilities	0.3
Total liabilities	$37.0